Financial - risk management objectives and policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / £	Dec. 31, 2020 $ / £	Dec. 31, 2019 $ / £
Disclosure Of Financial risk management [Line Items]
Decrease in exchange rate basis points	10.00%	10.00%	10.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Consolidated minimum net worth | $	$ 2,711,389
Sociedad Minera Cerro Verde S.A.A. [Member] | Credit risk [member]
Disclosure Of Financial risk management [Line Items]
Credit risk collection period	30 days
Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	4.765	3.524	2.865
10% decrease in copper price	3.899	2.884	2.344
Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	4.879	3.876	3.085
10% decrease in copper price	3.992	3.172	2.524